Employee Benefit Plans (Pension Plan Assets Fair Value Hierarchy) (Details) - PNC Pension Plan - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5,654	$ 4,963	$ 5,253
Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	9
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	456	149
U.S. government and agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	718	642
Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	663	586
Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	625	629
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	253	236
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	50
Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,812	2,662
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,658	1,295
Level 1 | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7
Level 1 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	456	149
Level 1 | U.S. government and agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	582	512
Level 1 | Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	620	623
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,176	996
Level 2 | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	2
Level 2 | U.S. government and agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	135	130
Level 2 | Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	660	580
Level 2 | Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	6
Level 2 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	253	236
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	42
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	10
Level 3 | U.S. government and agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Level 3 | Corporate debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	6
Level 3 | Common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 4